Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock.
Common Stock

10. Common Stock

Securities Purchase Agreement

On November 12, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional and accredited investors (each, a “Purchaser” and collectively, the “Purchasers”) for a private placement of an aggregate of (i) 708,428 shares (the “Shares”) of the Company’s common stock at a purchase price of $8.52 per share, and (ii) pre-funded warrants to purchase up to an aggregate of 1,815,049 shares of common stock at a purchase price of $8.519 per pre-funded warrant, which represents the per share purchase price of the Shares less the $0.001 per share exercise price for each pre-funded warrant. The pre-funded warrants are exercisable at any time after the date of issuance and will not expire. The offering closed on November 14, 2025. Proceeds from the offering, net of placement agent’s fees and other offering expenses, were $20.3 million. On December 11, 2025, the Shares and pre-funded warrants were effectively registered with the SEC.

Pre-Funded Warrants

The rights and privileges of the pre-funded warrants issued under the offering are set forth in the warrant agreement between the Company and each of the respective warrant holders. The pre-funded warrants are exercisable at the option of the warrant holder at any time and do not expire. Pre-funded warrants do not provide any of the rights or privileges provided by the Company’s common stock, including any voting rights, until the pre-funded warrants are exercised and settled in underlying shares of common stock.

The Company evaluated the pre-funded warrants issued under the offering and concluded the warrants are indexed to the Company’s common stock, meet the criteria to be classified as equity and are not subject to remeasurement. The proceeds received from the issuance of the pre-funded warrants were recorded as additional paid-in capital. The Company issued 117,371 shares of common stock upon the exercise of pre-funded warrants during the year ended December 31, 2025 and 456,855 shares of common stock upon the exercise of pre-funded warrants during the three and six months ended June 30, 2026. As of June 30, 2026, pre-funded warrants to purchase up to an aggregate of 1,240,823 shares of common stock remained outstanding.

At-The-Market Offering Agreement

On December 19, 2025, the Company entered into an at-the-market offering agreement (the “Wainwright ATM Agreement”) with H.C. Wainwright & Co., LLC (the “Agent”), pursuant to which the Company may sell, from time to time, up to an aggregate sales price of $14.5 million of its common stock, through the Agent. Actual sales will depend on a variety of factors to be determined by the Company from time to time, including, among other things, market conditions, the trading price of the common stock, capital needs and determinations by the Company of the appropriate sources of funding for the Company. During the six months ended June 30, 2026, 99,446 shares of common stock were sold under the Wainwright ATM Agreement for net proceeds of approximately $1.2 million.

12. Common Stock

As of December 31, 2025, the Company’s Certificate of Incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.001 par value common stock, of which 3,505,621 were issued and outstanding.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of any preferred stock. No dividends have been declared or paid by the Company through December 31, 2025.

In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for any preferred stock.

Securities Purchase Agreement

On November 12, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional and accredited investors (each, a “Purchaser” and collectively, the “Purchasers”) for a private placement (the “Offering”) of an aggregate of (i) 708,428 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $8.52 per share, and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to an aggregate of 1,815,049 shares of Common Stock (the “Pre-Funded Warrant Shares”) at a purchase price of $8.519 per Pre-Funded Warrant, which represents the per share purchase price of the Shares less the $0.001 per share exercise price for each Pre-Funded Warrant. The Pre-Funded Warrants are exercisable at any time after the date of issuance and will not expire. The Offering closed on November 14, 2025. Proceeds from the Offering, net of placement agent’s fees and other Offering expenses, were $20.3 million. On December 11, 2025, the Shares and Pre-Funded Warrants were effectively registered with the SEC.

Pre-Funded Warrants

The rights and privileges of the pre-funded warrants issued under the Offering are set forth in the warrant agreement between the Company and each of the respective warrant holders. The pre-funded warrants are exercisable at the option of the warrant holder at any time and do not expire. Pre-funded warrants do not provide any of the rights or privileges provided by the Company’s common stock, including any voting rights, until the pre-funded warrants are exercised and settled in underlying shares of common stock.

The Company evaluated the pre-funded warrants issued under the Offering and concluded the warrants are indexed to the Company’s common stock, meet the criteria to be classified as equity and are not subject to remeasurement. The proceeds received from the issuance of the pre-funded warrants were recorded as additional paid-in capital. The Company issued 117,371 shares of common stock upon the exercise of pre-funded warrants during the year ended December 31, 2025. As of December 31, 2025, 1,697,678 pre-funded warrants remained outstanding.